SEGMENTED INFORMATION - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total non- current assets	$ 3,784.2	$ 2,903.8
Assets	4,537.9	4,425.1
Total liabilities	2,273.8	2,218.3
Assets held for sale
Disclosure of operating segments [line items]
Total non- current assets	0.0	0.0
Assets	34.6	785.6
Total liabilities	5.6	276.3
Operating gold mines
Disclosure of operating segments [line items]
Total non- current assets	1,122.3	1,114.8
Assets	1,489.9	1,531.7
Total liabilities	523.9	514.1
Operating gold mines | Burkina Faso
Disclosure of operating segments [line items]
Total non- current assets	764.4	798.0
Assets	1,100.4	1,183.0
Total liabilities	274.2	287.7
Operating gold mines | Canada
Disclosure of operating segments [line items]
Total non- current assets	357.9	316.8
Assets	389.5	348.7
Total liabilities	249.7	226.4
Côté Gold Project
Disclosure of operating segments [line items]
Total non- current assets	2,521.5	1,696.9
Assets	2,638.0	1,821.6
Total liabilities	243.2	209.5
Exploration and evaluation and development
Disclosure of operating segments [line items]
Total non- current assets	37.7	18.8
Assets	47.4	22.0
Total liabilities	1.3	1.8
Corporate
Disclosure of operating segments [line items]
Total non- current assets	102.7	73.3
Assets	328.0	264.2
Total liabilities	$ 1,499.8	$ 1,216.6